Income Taxes - Deferred Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax assets
Tax loss and credit carryforward	$ 42	$ 30
Disallowed interest carryforward	60	8
Foreign currency translation - net investment hedge	9	0
Other	27	8
Deferred tax assets, gross	138	46
Less: valuation allowance	40	30
Deferred tax assets, net of valuation allowance	98	16
Deferred income tax liabilities
Difference in accounting and tax bases of plant, property and equipment	1,107	966
Equity investments	75	78
Other	2	6
Deferred tax liabilities, gross	1,184	1,050
Net Deferred income tax liabilities	1,086	1,034
Deferred income tax assets
Right of Use Asset [NTD: currently in PPE, reviewing required disclosures]	16	6
Deferred income tax liabilities
Deferred Income Tax Liabilities	$ 1,102	$ 1,040